Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	¥ (34,451,172)	$ (5,133,230)	¥ 32,119,453
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,087,743	758,075	10,122,472
Provision for doubtful accounts	(3,765,397)	(561,045)
Stock compensation expenses	3,107,461	463,012	6,055,258
Deferred tax benefit	(1,023,038)	(152,433)	(1,749,317)
Gain (loss) from short term investments	1,163,652	173,384	(4,520,914)
Loss (gain) from deconsolidation of subsidiaries	(373,651)	(55,674)
Income from unconsolidated subsidiary	(1,760,445)	(262,307)
Amortization of operating lease right-of-use assets	1,176,645	175,320	1,846,748
Amortization of debt discount			279,331
Change in operating assets and liabilities:
Accounts receivables	(20,089,871)	(2,993,395)	(39,586,131)
Prepaid expenses and other current assets
Inventories	3,284,039	489,323	(5,882,419)
Prepaid services fees	(8,343,838)	(1,243,234)	(38,911,997)
Other receivables and prepaid expenses	(3,781)	(563)
Prepaid expenses and deposits	88,310	13,158	(32,096)
Accounts payable	2,533,460	377,486	16,407,585
Deferred revenues	46,767,189	6,968,321	24,210,875
Other payables and accrued liabilities	1,755,574	261,580	7,054,694
Operating lease liabilities	(1,170,985)	(174,477)	(1,798,468)
Taxes payable	279,895	41,704	(5,570,978)
Net cash provided by (used in) operating activities	(5,738,210)	(854,995)	44,096
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of cost method investment	(49,067,000)	(7,310,993)
Prepayments for real estate purchase			(142,527,894)
Purchases of property and equipment	(1,250,234)	(186,285)	(25,168,016)
Purchases of short term investments	(85,668,000)	(12,764,550)	(53,635,580)
Redemption of short term investments	84,462,142	12,584,877	45,670,894
Consideration received from sale of equity interest	41,669	6,209
Collection of loans receivable	26,160,000	3,897,845
Collection of receivable from unconsolidated subsidiary	27,902,150	4,157,426
Net cash (used in) provided by investing activities	2,580,727	384,529	(175,660,596)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net			508,132,968
Proceeds from short term loan - banking facility			7,652,696
Payments to banking facility			(20,596,296)
Proceeds from related party loans	4,153,724	618,906	5,744,246
Repayments to related party loans	(72,836,490)	(10,852,652)	(10,414,129)
Sale of subsidiary's noncontrolling interest			87,211,350
Deferred merger costs	(131,276)	(19,560)
Net cash provided by (used in) financing activities	(68,814,042)	(10,253,306)	577,730,835
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	25,688,383	3,827,574	(8,541,065)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(46,283,142)	(6,896,198)	393,573,270
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	752,347,147	112,099,882	374,823,004
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	706,064,005	105,203,684	768,396,274
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,260,117	187,758	4,946,316
Cash paid for interest	6,154	917	121,962
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	549,514	81,878	1,928,216
Reclassification of investment in subsidiary to additional paid in capital upon sale of subsidiary’s non controlling interest	2,608,970	388,737	872,114
Cash and cash equivalents	705,621,445	105,137,742	755,437,313
Restricted cash	442,560	65,942	12,958,961
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 706,064,005	$ 105,203,684	¥ 768,396,274